Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 9 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review the Company did not identify any subsequent events, other than below, that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.
On July 18, 2024, Company, by resolution of the board of directors of the Company, in accordance with the Company’s Amended and Restated Certificate of Incorporation (as amended), extended the expiration date of the amount of time that the Company has av
a
ilable to complete a business combination from July 19, 2024 to August 19, 2024.
On July 31, 2024, the Company received notice from the Nasdaq indicating that the Company was not in compliance with Nasdaq’s Listing Rule 5450(a) because the Company has failed to maintain a minimum of 400 holders of record and/or beneficial owners for its primary equity securities listed on The Nasdaq Global Market, as required under the Nasdaq continued listing standards for The Nasdaq Global Market.
Under Nasdaq Listing Rules, the Company has 45 calendar days to submit a plan to regain compliance with Listing Rule 5450(a) and may be granted up to 180 calendar days from the date of the notice to regain compliance therewith. The Company plans to submit its plan of compliance to Nasdaq within the required timeframe.
On August 16,
2024
, the “Company, by resolution of the board of directors of the Company, in accordance with the Company’s Amended and Restated Certificate of Incorporation (as amended), extended the expiration date of the amount of time that the Company has available to complete a business combination from August 19, 2024 to September 19, 2024.
On August 20, 2024, the Company filed a preliminary proxy statement with the SEC to be distributed to holders of the Company’s common stock in connection with the Company’s solicitation of proxies for a vote by the Company’s stockholders with respect to a proposal to amend the Company’s Certificate of Incorporation to extend the date by which the Company must complete a Business Combination from September 19, 2024 to October 19, 2024 (the “Termination Date”) and to allow the Company, without another stockholder vote, to elect to extend the Termination Date by resolution of the Company’s board of directors, if requested by the Sponsor, until November 19, 2024 or a total of up to two months after the Termination Date, unless the closing of a Business Combination shall have occurred prior thereto. On September 4, 2024, ACAB filed a definitive proxy statement with respect to the foregoing proposal.

NOTE 10 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.
On January 11, 2024, the Company entered into an amended services agreement with and advisor, that was origin
ally entered into on

April 11 2023
. The advisor will provide advisory services as it pertains to a business combination. Upon the closing of a business combination the advisor will receive 200,000 shares of Series a common stock in the post-closing Company and 4% of the gross proceeds raised from investors and received by the Company or the target prior to the business combination or simultaneously. All consideration is to be paid simultaneously with the closing of the business combination.
On January 18, 2024, the Sponsor, the Company, Abpro and Abpro Bio entered into an amendment to the Sponsor Letter Agreement (the “Amended Sponsor Letter Agreement”), which amended the amount of shares each party thereunder is entitled to, consistent with the description previously disclosed on December 11, 2023 and as contemplated in the Business Combination Agreement, dated as of December 11, 2023, by and among the Company, Abpro Merger Sub Corp., a Delaware corporation, and Abpro. For the avoidance of doubt, the Amended Sponsor Letter Agreement supersedes and rep la
ces the Sponsor Letter Agreement in its entirety.
On January 21, 2024, the Company received a partial waiver from an underwriter from the initial public offering that was entitled to a portion of the deferred underwriter fee. Subject to the closing of the businesses combination between the Company and Abpro, the underwriter waived $4,290,000 of the underwriter fee in exchange for 600,000 of common stock in the post-merger Company.
On January 22, 2024, the Company issued a press release announcing that it filed a Registration Statement on Form
S-4
with the Securities and Exchange Commission (“SEC”) on January 19, 2024 in connection with the previously announced proposed business combination with Abpro (the “Business Combination”).